Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF

April 30, 2021 (unaudited)

Security Description	Shares	Value
Common Stocks - 98.4%
Communication Services - 5.6%
Activision Blizzard, Inc.	6,194	$564,831
Alphabet, Inc. Class A*	259	609,556
Facebook, Inc. Class A*	1,957	636,182
Fox Corp. Class A	15,226	569,757
Take-Two Interactive Software, Inc.*	3,254	570,686
ViacomCBS, Inc. Class B	14,250	584,535
Yandex NV Class A (Russia)*	9,534	624,954
Total Communication Services		4,160,501
Consumer Discretionary - 12.7%
Amazon.com, Inc.*	175	606,798
Aptiv PLC*	4,178	601,172
Best Buy Co., Inc.	4,917	571,700
Chipotle Mexican Grill, Inc.*	392	584,876
Dollar General Corp.	2,698	579,395
DR Horton, Inc.	6,115	601,043
Garmin Ltd.	4,171	572,428
Home Depot, Inc. (The)	1,806	584,548
Lennar Corp. Class A	5,761	596,840
Lowe's Cos., Inc.	2,883	565,789
Lululemon Athletica, Inc.*	1,713	574,318
NIKE, Inc. Class B	4,493	595,862
O'Reilly Automotive, Inc.*	1,096	605,956
Target Corp.	2,823	585,095
Tesla, Inc.*	806	571,809
Tractor Supply Co.	3,085	581,831
Total Consumer Discretionary		9,379,460
Consumer Staples - 2.3%
Church & Dwight Co., Inc.	6,476	555,252
Conagra Brands, Inc.	15,206	563,990
Monster Beverage Corp.*	5,952	577,642
Total Consumer Staples		1,696,884
Energy - 0.8%
Cheniere Energy Partners LP	14,521	611,189
Financials - 12.2%
Aflac, Inc.	10,964	589,096
Ameriprise Financial, Inc.	2,390	617,576
BlackRock, Inc.	730	598,089
Blackstone Group, Inc. (The)	6,996	619,076
Charles Schwab Corp. (The)	8,957	630,573
Fidelity National Financial, Inc.	12,979	592,102
Hartford Financial Services Group, Inc. (The)	8,707	574,314
Intercontinental Exchange, Inc.	4,843	570,070
KKR & Co., Inc.	10,804	611,290
MarketAxess Holdings, Inc.	1,154	563,683
MetLife, Inc.	9,377	596,658
Nasdaq, Inc.	3,634	587,036
T Rowe Price Group, Inc.	3,311	593,331
Truist Financial Corp.	10,390	616,231
Willis Towers Watson PLC	2,489	644,303
Total Financials		9,003,428
Health Care - 20.1%
Abbott Laboratories	4,700	564,376
AbbVie, Inc.	5,274	588,051
ABIOMED, Inc.*	1,690	542,034
Agilent Technologies, Inc.	4,314	576,523
Alexion Pharmaceuticals, Inc.*	3,462	583,970
Security Description	Shares	Value
Common Stocks (continued)
Health Care (continued)
Align Technology, Inc.*	943	$561,585
Anthem, Inc.	1,528	579,708
Bio-Rad Laboratories, Inc. Class A*	907	571,528
Cigna Corp.	2,298	572,225
Danaher Corp.	2,295	582,792
Dexcom, Inc.*	1,414	545,945
Eli Lilly & Co.	3,103	567,135
Hologic, Inc.*	7,772	509,455
Humana, Inc.	1,305	581,038
IDEXX Laboratories, Inc.*	1,063	583,576
Illumina, Inc.*	1,421	558,226
Intuitive Surgical, Inc.*	675	583,875
Laboratory Corp. of America Holdings*	2,191	582,521
Mettler-Toledo International, Inc.*	446	585,741
Quest Diagnostics, Inc.	4,341	572,491
STERIS PLC	2,733	576,718
Thermo Fisher Scientific, Inc.	1,199	563,806
UnitedHealth Group, Inc.	1,464	583,843
Universal Health Services, Inc. Class B	3,961	587,852
Veeva Systems, Inc. Class A*	2,080	587,496
West Pharmaceutical Services, Inc.	1,803	592,321
Total Health Care		14,884,831
Industrials - 11.8%
AMETEK, Inc.	4,347	586,541
CH Robinson Worldwide, Inc.	5,853	568,209
Cintas Corp.	1,665	574,658
Copart, Inc.*	4,723	588,061
CoStar Group, Inc.*	636	543,417
Cummins, Inc.	2,223	560,285
Equifax, Inc.	2,621	600,812
Expeditors International of Washington, Inc.	5,263	578,193
Fastenal Co.	11,216	586,372
General Dynamics Corp.	3,146	598,464
JB Hunt Transport Services, Inc.	3,422	584,170
Old Dominion Freight Line, Inc.	2,315	596,830
Stanley Black & Decker, Inc.	2,802	579,370
United Parcel Service, Inc. Class B	3,270	666,622
Westinghouse Air Brake Technologies Corp.	6,931	568,827
Total Industrials		8,780,831
Information Technology - 29.7%
Accenture PLC Class A	2,000	579,940
Adobe, Inc.*	1,144	581,541
Advanced Micro Devices, Inc.*	7,341	599,172
Amdocs Ltd.	7,496	575,243
Amphenol Corp. Class A	8,586	578,181
ANSYS, Inc.*	1,591	581,765
Apple, Inc.	4,399	578,293
Applied Materials, Inc.	4,405	584,588
Arista Networks, Inc.*	1,855	584,640
Autodesk, Inc.*	2,015	588,199
Automatic Data Processing, Inc.	2,979	557,043
Cadence Design Systems, Inc.*	4,144	546,055
CDW Corp.	3,209	572,261
Cognizant Technology Solutions Corp. Class A	7,343	590,377
EPAM Systems, Inc.*	1,294	592,329
F5 Networks, Inc.*	2,784	519,940

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

April 30, 2021 (unaudited)

Security Description	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Fortinet, Inc.*	2,885	$589,204
Intuit, Inc.	1,427	588,152
Keysight Technologies, Inc.*	3,986	575,379
KLA Corp.	1,785	562,900
Lam Research Corp.	944	585,705
Maxim Integrated Products, Inc.	6,228	585,432
Microsoft Corp.	2,257	569,170
NVIDIA Corp.	977	586,571
Paychex, Inc.	5,906	575,776
Paycom Software, Inc.*	1,488	572,002
PayPal Holdings, Inc.*	2,213	580,448
QUALCOMM, Inc.	4,365	605,862
ServiceNow, Inc.*	1,058	535,739
Shopify, Inc. Class A (Canada)*	529	625,548
Skyworks Solutions, Inc.	3,164	573,728
Square, Inc. Class A*	2,368	579,734
SS&C Technologies Holdings, Inc.	8,107	601,702
Synopsys, Inc.*	2,338	577,626
Texas Instruments, Inc.	3,124	563,913
Tyler Technologies, Inc.*	1,286	546,370
Xilinx, Inc.	4,716	603,459
Zebra Technologies Corp. Class A*	1,191	580,898
Total Information Technology		21,974,885
Materials - 1.6%
Linde PLC (United Kingdom)	2,010	574,538
Martin Marietta Materials, Inc.	1,665	587,945
Total Materials		1,162,483
Real Estate - 1.6%
CBRE Group, Inc. Class A*	7,112	605,943
Prologis, Inc.	5,061	589,758
Total Real Estate		1,195,701
Total Common Stocks
(Cost $66,636,475)		72,850,193
TOTAL INVESTMENTS - 98.4%
(Cost $66,636,475)		72,850,193
Other Assets in Excess of Liabilities - 1.6%		1,176,729
Net Assets - 100.0%		$74,026,922

*	Non-income producing security.

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

April 30, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$72,850,193	$–	$–	$72,850,193
Total	$72,850,193	$–	$–	$72,850,193